Income tax - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income tax
Inflation adjustment due to price index variation	$ 123,956,000		$ 74,042,000	$ 25,680,000
Period of Accumulated price index variation	36 months	36 months	36 months
Percentage price index variation has exceeded	100.00%	100.00%	100.00%	30.00%
Current tax liabilities due to tax inflation adjustments	$ 123,956,000		$ 74,042,000	$ 4,278,000
Deferred tax liabilities due to tax inflation adjustments				21,402,000
Deferred income tax recognized from Brazilian concession	0
Unrecognized deferred tax assets on tax loss carry forwards	14,800			$ 54,200,000
Taxable base of the historical tax carryforward losses	85,000,000.0	$ 15,066
Taxable base of the historical tax carryforward losses, with inflation adjustment	$ 250,700,000	$ 44,411